Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND
NUVEEN WASHINGTON PREMIUM INCOME MUNICIPAL FUND
SEMIANNUAL REPORT/NOVEMBER 30, 1995

Photographic image of man seated at breakfast table with wife standing behind him.

CONTENTS

3    Dear shareholder
5    Answering your questions
9    Fund performance
11   Commonly used terms
13   Shareholder meeting report
14   Portfolio of investments
26   Statement of net assets
27   Statement of operations
28   Statement of changes in net assets
30   Notes to financial statements
36   Financial highlights

Dear shareholder
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Photographic image of Richard J. Franke, Chairman of the Board

Since the beginning of 1995, we have enjoyed a rebound in the bond markets--a welcome change from 1994, which was one of the most volatile periods in bond market history. In fact, 1995 has unfolded as one of the best years for bonds in a decade. The juxtaposition of these two contrasting periods serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of any short-term market volatility.
  Municipal bond funds continue to be an attractive way to invest for the long term. Your Fund offered steady tax-free income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives: seeking to provide you with a solid source of current income and enhanced share price relative to the market as a whole.
  As of November 30, 1995, current annual yields on share prices for the funds covered in this report ranged from 5.56% to 6.14%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 8.69% on taxable alternatives. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets. The addition of state taxes to these calculations further enhances the after-tax yield advantage provided by municipal bonds.
  Reflecting the rebound in the bond market, each of these funds reported substantial gains in net asset value over November 30, 1994, as well as increases in share price. The 12-month total returns on net asset value, reflecting gains plus reinvested dividend income, ranged from 33.77% to 36.74%, which translates to 37.62% to 41.07% on a tax-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers concerning changes that may affect quality.

  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and to recommend products to meet your needs.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
January 16, 1996

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, offers insights into the bond market recovery and the outlook for 1996.

How has the recovery of the municipal bond market affected Nuveen funds?
The market recovery has helped most Nuveen funds regain some of the share price they lost during 1994's market. The setback in the bond market in 1994--which goes on record as one of the most volatile periods in decades--was the first downturn experienced by many Nuveen exchange-traded fund investors, and some reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased, and most Nuveen funds have seen their prices rise 12% to 15%.
  Because of their capital structure, leveraged funds such as the ones covered in this report experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices in 1995.

Why do these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value of the fund, and the share price, which reflects the market's assessment of the fund.
PAGE

Photographic image of Tom Spalding
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes time to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, and the legislative and tax outlooks. The fact that gains in NAVs are currently outpacing the rate of change in share prices means that the market is lagging in recognizing the value currently offered by municipal bonds.
  Nuveen investors should be aware that the net asset values for the funds covered in this report remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at prices lower than their underlying value--and at a time when the bond market is strong.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and that implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as federal tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in these proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of the tax reform situation. Yields on municipal bonds are currently at levels equal to 90% or more of long-term Treasury bond yields, an historically high position; the typical yield ratio is 80-85%. Current municipal yields are comparable to taxable yields in the 10% range, providing good value that is difficult to match.
  Once the tax reform issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems, and municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.

What is Nuveen's outlook as we head into 1996?
Inflation remains low, and the economy seems to be expanding at a reasonable pace. While both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. Although the supply of municipal bonds is down from past years, demand from institutional investors such as insurance companies was strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that should attract greater numbers of individual investors as well.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction that concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we saw many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds that offer a dedicated revenue stream (such as those issued for tollways or recycling plants) over general obligation bonds, which rely on the taxing power of a state or municipality.

NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
NTC

The dividend income remained attractive compared with other fixed income alternatives. The fund adjusted its monthly level twice during the year, seeking a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
12/09/94   $0.0625
1/09/95    $0.0625
2/09/95    $0.0600
3/09/95    $0.0600
4/07/95    $0.0600
5/09/95    $0.0600
6/13/95    $0.0600
7/12/95    $0.0600
8/11/95    $0.0600
9/13/95    $0.0600
10/11/95   $0.0600
11/13/95   $0.0620
FUND HIGHLIGHTS 11/30/95
Yield                                  5.56%
Taxable-equivalent yield               9.11%
Annual total return on NAV            35.50%
Taxable-equivalent total return       39.96%
Combined federal and state tax rate   39.00%
Share price                          $13.375
NAV                                  $13.71
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
NMT

In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
12/09/94   $0.0660
1/09/95    $0.0660
2/09/95    $0.0660
3/09/95    $0.0660
4/07/95    $0.0660
5/09/95    $0.0660
6/13/95    $0.0660
7/12/95    $0.0660
8/11/95    $0.0660
9/13/95    $0.0660
10/11/95   $0.0660
11/13/95   $0.0660
FUND HIGHLIGHTS 11/30/95
Yield                                     5.87%
Taxable-equivalent yield                 10.39%
Annual total return on NAV               35.56%
Taxable-equivalent total return          41.19%
Combined federal and state tax rate      43.50%
Share price                             $13.50
NAV                                     $14.24
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND
NOM

While the dividend income remained attractive compared with other fixed income alternatives, the fund adjusted its monthly dividend in May to a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
12/09/94   $0.0580
1/09/95    $0.0580
2/09/95    $0.0580
3/09/95    $0.0580
4/07/95    $0.0580
5/09/95    $0.0550
6/13/95    $0.0550
7/12/95    $0.0550
8/11/95    $0.0550
9/13/95    $0.0550
10/11/95   $0.0550
11/13/95   $0.0550
FUND HIGHLIGHTS 11/30/95
Yield                                   5.68%
Taxable-equivalent yield                9.47%
Annual total return on NAV             36.74%
Taxable-equivalent total return        41.07%
Combined federal and state tax rate    40.00%
Share price                           $11.625
NAV                                   $13.83
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN WASHINGTON PREMIUM INCOME MUNICIPAL FUND
NPW
While the dividend income remained attractive compared with other fixed income alternatives, the fund adjusted its monthly dividend in February of 1995 to a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
12/09/94   $0.0650
1/09/95    $0.0650
2/09/95    $0.0620
3/09/95    $0.0620
4/07/95    $0.0620
5/09/95    $0.0620
6/13/95    $0.0620
7/12/95    $0.0620
8/11/95    $0.0620
9/13/95    $0.0620
10/11/95   $0.0620
11/13/95   $0.0620
  FUND HIGHLIGHTS 11/30/95
Yield                                      6.14%
Taxable-equivalent yield                   9.59%
Annual total return on NAV                33.77%
Taxable-equivalent total return           37.62%
Combined federal and state tax rate       36.00%
Share price                              $12.125
NAV                                      $14.20
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, November 30, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 39% for CT, 43.5% for MA, 40% for MO, and 36.0% for WA, based on 1995 incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the 6-month period ended November 30, 1995. Any future repurchases will be reported to shareholders.

SHAREHOLDER MEETING REPORT
On November 16, 1995, the following Nuveen Exchange-Traded Funds held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify the selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include:
Lawrence H. Brown, Richard J. Franke, Anne E. Impellizzeri, and Peter R.
Sawers.
                                                                          NTC            NMT            NOM            NPW
Approval of the DIRECTORS
was reached as follows:
Lawrence H. Brown
   For                                                                 4,688,776      4,336,959      1,948,719      2,195,343
   Abstain                                                                47,628         54,642         22,075         36,895
                                                                       ---------      ---------      ---------      ---------
     Total                                                             4,736,404      4,391,601      1,970,794      2,232,238
                                                                       =========      =========      =========      =========
Richard J. Franke
   For                                                                 4,686,776      4,336,759      1,947,319      2,197,143
   Abstain                                                                49,628         54,842         23,475         35,095
                                                                       ---------      ---------      ---------      ---------
     Total                                                             4,736,404      4,391,601      1,970,794      2,232,238
                                                                       =========      =========      =========      =========
Anne E. Impellizzeri
   For                                                                 4,689,976      4,333,659      1,948,719      2,197,143
   Abstain                                                                46,428         57,942         22,075         35,095
                                                                       ---------      ---------      ---------      ---------
     Total                                                             4,736,404      4,391,601      1,970,794      2,232,238
                                                                       =========      =========      =========      =========
Peter R. Sawers
   For                                                                 4,689,776      4,336,959      1,948,719      2,197,143
   Abstain                                                                46,628         54,642         22,075         35,095
                                                                       ---------      ---------      ---------      ---------
     Total                                                             4,736,404      4,391,601      1,970,794      2,232,238
                                                                       =========      =========      =========      =========
Ratification of auditors
was reached as follows:
   For                                                                 4,657,969      4,324,874      1,945,623      2,190,977
   Against                                                                 8,664         14,289          8,468          1,932
   Abstain                                                                69,771         52,438         16,703         39,329
                                                                       ---------      ---------      ---------      ---------
     Total                                                             4,736,404      4,391,601      1,970,794      2,232,238
                                                                       =========      =========      =========      =========

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND (NTC)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,000,000     Connecticut State Airport (Bradley International),
                         7.650%, 10/01/12                                               10/04 at 100            Aaa   $  3,596,400
      1,650,000     Connecticut Development Authority,
                         6.375%, 10/15/14                                               10/04 at 102            AA-      1,784,426
      1,750,000     Connecticut Development Authority (Bridgeport
                         Hydraulic Company), 5.500%, 6/01/28                             6/03 at 102            Aaa      1,746,045
      2,795,000     Connecticut Development Authority (Bridgeport
                         Hydraulic Company), Alternative Minimum Tax,
                         5.600%, 6/01/28                                                 6/03 at 102            Aaa      2,751,817
      1,130,000     Connecticut Development Authority (Stamford
                         Water Company), 5.300%, 9/01/28                                 9/03 at 102             A+      1,068,777
      2,000,000     Connecticut Development Authority, Solid Waste
                         (Pfizer, Inc.), Alternative Minimum Tax,
                         7.000%, 7/01/25                                                 7/05 at 102            Aaa      2,243,260
                    Connecticut Development Authority (Alzheimer's
                         Resource Center of Connecticut):
      1,500,000          6.875%, 8/15/04                                                No Opt. Call            N/R      1,590,975
      1,000,000          7.000%, 8/15/09                                                 8/04 at 102            N/R      1,081,330
                    Connecticut General Obligation:
      3,250,000          5.100%, 8/01/11                                             8/03 at 101 1/2             Aa      3,203,233
      2,000,000          6.000%, 3/15/12                                                No Opt. Call             Aa      2,170,740
      3,525,000     Connecticut Health and Educational Facilities
                         Authority (University of Hartford), 8.000%, 7/01/18
                         (Pre-refunded to 7/01/03)                                       7/03 at 100            Aaa      4,081,915
      1,000,000     Connecticut Health and Educational Facilities
                         Authority (Newington Children's Hospital),
                         6.050%, 7/01/10                                                 7/04 at 102            Aaa      1,058,040
      2,500,000     Connecticut Health and Educational Facilities
                         Authority (Bridgeport Hospital), 6.250%, 7/01/22                7/02 at 102            Aaa      2,627,675
                    Connecticut Health and Educational Facilities
                         Authority (Lawrence and Memorial Hospital):
      1,700,000          6.250%, 7/01/22 (Pre-refunded to 7/01/02)                       7/02 at 102            Aaa      1,906,703
      1,500,000          5.000%, 7/01/22                                                 7/03 at 102            Aaa      1,404,735
      2,020,000     Connecticut Health and Educational Facilities
                         Authority (Trinity College), 6.000%, 7/01/22                    7/02 at 102            Aaa      2,094,558
                    Connecticut Health and Educational Facilities
                         Authority (The Taft School):
      1,300,000          5.250%, 7/01/13                                                 7/00 at 102              A      1,271,478
      1,120,000          5.400%, 7/01/20                                                 7/00 at 102              A      1,086,590
      4,450,000     Connecticut Health and Educational Facilities
                         Authority (Quinnipiac College), 6.000%, 7/01/23                 7/03 at 102           BBB-      4,152,562
                    Connecticut Health and Educational Facilities
                         Authority (Fairfield University):
      1,000,000          5.000%, 7/01/13                                                 7/03 at 102            Aaa        963,140
        975,000          5.000%, 7/01/18                                                 7/03 at 102            Aaa        933,602
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,500,000     Connecticut Health and Educational Facilities
                         Authority (Saint Francis Hospital and Medical
                         Center), 5.000%, 7/01/23                                        7/03 at 102            Aaa   $  4,209,480
                    Connecticut Health and Educational Facilities
                         Authority (Sacred Heart University):
      2,600,000          5.700%, 7/01/16                                                 7/03 at 102            Baa      2,391,818
      1,000,000          5.800%, 7/01/23                                                 7/03 at 102            Baa        912,470
                    Connecticut Health and Educational Facilities
                         Authority (Hospital of Saint Raphael):
      2,585,000          5.100%, 7/01/07                                                No Opt. Call            Aaa      2,608,549
      2,000,000          5.200%, 7/01/08                                                No Opt. Call            Aaa      2,019,240
      1,250,000     Connecticut Health and Educational Facilities
                         Authority (Choate Rosemary Hall), 7.000%, 7/01/25               7/04 at 101            Aaa      1,419,175
      2,000,000     Connecticut Health and Educational Facilities
                         Authority, Nursing Home Program (AHF/Hartford),
                         7.125%, 11/01/24                                               11/04 at 102            AA-      2,287,120
      2,000,000     Connecticut Health and Educational Facilities
                         Authority (Mansfield Center Nursing and
                         Rehabilitation), 5.875%, 11/01/12                              11/03 at 102            Aaa      2,080,680
      2,200,000     Connecticut Health and Educational Facilities
                         Authority (Day Kimball Hospital), 5.375%, 7/01/26               7/06 at 102            Aaa      2,167,396
      3,175,000     Connecticut Housing Finance Authority,
                         6.200%, 5/15/12                                                 5/03 at 102             Aa      3,278,029
      2,480,000     Connecticut Housing Finance Authority, Alternative
                         Minimum Tax, 6.050%, 11/15/25                                  11/02 at 102             Aa      2,462,938
      3,250,000     Connecticut Municipal Electric Energy Co-op,
                         5.000%, 1/01/18                                                 1/04 at 102            Aaa      3,113,630
      2,200,000     Connecticut Resource Recovery Authority (Bridgeport
                         Resco Company), 7.625%, 1/01/09                                 1/97 at 103              A      2,319,350
      3,475,000     Connecticut Resource Recovery Authority (American
                         Ref-Fuel Company), 7.700%, 11/15/11                            11/98 at 103            AA-      3,774,337
                    Connecticut Special Tax Obligation:
        750,000          5.250%, 9/01/06                                                 9/03 at 102            AA-        775,095
      1,000,000          4.600%, 10/01/06                                               10/03 at 102            AA-        974,540
      1,000,000          5.400%, 9/01/09                                                 9/03 at 102            AA-      1,016,980
      1,800,000          6.500%, 10/01/10                                               No Opt. Call            AA-      2,052,792
      1,900,000     Capitol Region Education Council, 6.700%, 10/15/10                  10/05 at 102            BBB      1,925,422
                    Cheshire General Obligation:
        620,000          5.100%, 8/15/08                                                 8/03 at 102             Aa        622,939
        630,000          5.100%, 8/15/09                                                 8/03 at 102             Aa        627,184
        620,000          5.200%, 8/15/10                                                 8/03 at 102             Aa        620,217
        630,000          5.200%, 8/15/11                                                 8/03 at 102             Aa        626,938
                    New Haven Parking Facilities:
      3,000,000          6.625%, 12/01/05                                               12/01 at 102            Aaa      3,335,250
      1,500,000          6.500%, 12/01/15                                               12/01 at 102            Aaa      1,623,510

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    South Central Connecticut Regional Water Authority:
   $  1,275,000          5.125%, 8/01/07                                                 8/03 at 102            Aaa   $  1,294,342
      2,100,000          5.200%, 8/01/08                                                 8/03 at 102            Aaa      2,127,720
      2,000,000          5.750%, 8/01/12                                                 8/03 at 102            Aaa      2,071,080
      3,750,000     Waterbury General Obligation, 5.375%, 4/15/08                        4/03 at 102            Aaa      3,827,250
      1,620,000     Waterbury Nonprofit Housing Corporation
                         (Fairmont Heights), 6.500%, 7/01/07                             7/02 at 101            Aaa      1,785,223
      1,930,000     Willimantic Housing Authority, Multi-Family
                          GNMA (Village Heights Apartments),
                         8.000%, 10/20/30                                               10/05 at 105            AAA      2,233,376
      1,500,000     Puerto Rico Industrial Medical, Educational and
                         Environmental Authority, 6.125%, 8/01/25                    8/05 at 101 1/2            AAA      1,556,144
   $103,505,000     Total Investments - (cost $105,202,459) - 98.6%                                                    106,958,215
   ============
                    Other Assets Less Liabilities - 1.4%                                                                 1,553,788
                    Net Assets - 100%                                                                                 $108,512,003
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          28           $ 62,879,935            59%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          15             26,277,508            25
PORTFOLIO OF                                    A+                            A1           1              1,068,777             1
INVESTMENTS:                                 A, A-                     A, A2, A3           3              4,677,418             4
                                   BBB+, BBB, BBB-         Baal, Baa, Baa2, Baa3           4              9,382,272             9
                                         Non-rated                     Non-rated           2              2,672,305             2
  TOTAL                                                                                   53           $106,958,215           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND (NMT)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Massachusetts Bay Transportation Authority:
    $ 2,250,000          7.625%, 3/01/15 (Pre-refunded to 3/01/00)                       3/00 at 102            Aaa    $ 2,582,865
      1,700,000          5.500%, 3/01/21                                                 3/03 at 100             A+      1,655,732
      1,000,000     Massachusetts Education Loan Authority, Alternative
                         Minimum Tax, 6.150%, 7/01/10                                    7/04 at 102            Aaa      1,064,800
      3,310,000     Massachusetts Health and Educational Facilities
                         Authority (New England Deaconess Hospital),
                         6.625%, 4/01/12                                                 4/02 at 102              A      3,448,193
      1,600,000     Massachusetts Health and Educational Facilities
                         Authority (Children's Hospital), 5.500%, 10/01/19              10/02 at 102             Aa      1,554,368
      3,000,000     Massachusetts Health and Educational Facilities
                         Authority (Lahey Clinic Medical Center),
                         5.625%, 7/01/15                                                 7/03 at 102            Aaa      3,015,270
      2,000,000     Massachusetts Health and Educational Facilities
                         Authority (Massachusetts General Hospital),
                         5.375%, 7/01/11                                                 7/00 at 100            Aaa      2,011,800
      3,000,000     Massachusetts Health and Educational Facilities
                         Authority (Baystate Medical Center),
                         5.000%, 7/01/12                                                 7/03 at 100            Aaa      2,886,960
      1,500,000     Massachusetts Health and Educational Facilities
                         Authority (Boston College), 5.250%, 6/01/23                     6/03 at 102             A1      1,452,315
      1,400,000     Massachusetts Health and Educational Facilities
                         Authority (Daughters of Charity), 6.100%, 7/01/14               7/04 at 102             Aa      1,456,392
                    Massachusetts Health and Educational Facilities
                         Authority (Youville Hospital):
      3,145,000          6.125%, 2/15/15                                                 2/04 at 102             Aa      3,227,462
      1,000,000          6.000%, 2/15/25                                                 2/04 at 102             Aa      1,014,370
      3,800,000     Massachusetts Housing Finance Agency,
                         6.300%, 10/01/13                                                4/03 at 102             A1      3,869,350
                    Massachusetts Housing Finance Agency, Alternative
                         Minimum Tax:
        645,000          7.500%, 12/01/06                                               12/96 at 102            Aaa        671,439
      2,450,000          8.100%, 12/01/21                                               12/98 at 102             Aa      2,591,022
      2,500,000     Massachusetts Housing Finance Authority, Insured
                         Rental Housing, Alternative Minimum Tax,
                         6.650%, 7/01/19                                                 7/04 at 102            Aaa      2,613,850
      4,850,000     Massachusetts Industrial Finance Agency, Pollution
                         Control (Eastern Edison), 5.875%, 8/01/08                       8/03 at 102           Baa2      4,858,051
      3,175,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (SEMASS Project), Alternative Minimum
                         Tax, 9.250%, 7/01/15                                            7/01 at 103            N/R      3,521,424
      2,500,000     Massachusetts Industrial Finance Agency (College
                         of the Holy Cross), 6.375%, 11/01/15                           11/02 at 102             A1      2,640,725
      1,400,000     Massachusetts Industrial Finance Agency (Merrimack
                         College), 7.125%, 7/01/12                                       7/02 at 102           BBB-      1,510,278
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 1,175,000     Massachusetts Industrial Finance Agency (Brooks
                         School), 5.950%, 7/01/23                                        7/03 at 102              A    $ 1,202,060
      4,750,000     Massachusetts Industrial Finance Agency (Phillips
                         Academy), 5.375%, 9/01/23                                       9/08 at 102            Aa1      4,668,870
      2,645,000     Massachusetts Industrial Finance Agency (Whitehead
                         Institute for Biomedical Research), 5.125%, 7/01/26             7/03 at 102             Aa      2,390,604
                    Massachusetts Municipal Wholesale Electric Company:
      1,420,000          5.000%, 7/01/17                                                 7/04 at 102            Aaa      1,341,999
      2,000,000          6.000%, 7/01/18                                                 7/02 at 100            Aaa      2,060,640
      1,000,000     Massachusetts Port Authority, 13.000%, 7/01/13                      No Opt. Call            Aaa      1,717,250
      4,750,000     Massachusetts Port Authority, Alternative Minimum
                         Tax, 5.000%, 7/01/18                                            7/03 at 100             Aa      4,482,813
      3,090,000     Massachusetts Water Pollution Abatement (Pool Loan
                         Program), 5.600%, 8/01/13                                       8/03 at 102             Aa      3,150,966
                    Massachusetts Water Resources Authority:
      3,000,000          5.750%, 12/01/21                                               12/01 at 100              A      2,997,990
      3,000,000          5.000%, 3/01/22                                                 3/03 at 100              A      2,775,030
                    Barnstable General Obligation:
      1,020,000          5.750%, 9/15/10                                                 9/04 at 102             Aa      1,061,942
      1,020,000          5.750%, 9/15/11                                                 9/04 at 102             Aa      1,057,689
        965,000          5.750%, 9/15/12                                                 9/04 at 102             Aa        996,652
      1,420,000     Boston City Hospital, 5.750%, 2/15/23                                8/00 at 102             Aa      1,415,981
      2,500,000     Boston Water and Sewer Commission,
                         5.250%, 11/01/11                                               11/03 at 102            Aaa      2,487,875
      1,000,000     Chelsea General Obligation, 7.000%, 6/15/03                         No Opt. Call            Aaa      1,146,310
      1,600,000     Chicopee Electric System, 9.125%, 1/01/17                           No Opt. Call            Aaa      2,272,384
      4,875,000     Lowell General Obligation, 5.600%, 11/01/12                         11/03 at 102            Aaa      4,933,939
      1,765,000     New England Education Loan Marketing Corporation,
                         Student Loan, Alternative Minimum Tax,
                          6.750%, 9/01/02                                               No Opt. Call              A      1,954,155
      1,750,000     Puerto Rico Aqueduct and Sewer Authority,
                         7.875%, 7/01/17                                                 7/98 at 102              A      1,945,387
      3,000,000     Puerto Rico Electric Power Authority, 7.000%, 7/01/21
                         (Pre-refunded to 7/01/01)                                       7/01 at 102             A-      3,453,690
    $93,970,000     Total Investments - (cost $93,332,903) - 97.8%                                                      97,160,892
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.6%
    $   600,000     Massachusetts Dedicated Income Tax, Variable Rate
    ===========
                         Demand Bonds, 3.750%, 12/01/97t                                                     VMIG-1        600,000
                    Other Assets Less Liabilities - 1.6%                                                                 1,550,001
                    Net Assets - 100%                                                                                  $99,310,893
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          14            $30,807,381            32%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          13             29,069,131            30
PORTFOLIO OF                                    A+                            A1           4              9,618,122            10
INVESTMENTS                                  A, A-                     A, A2, A3           7             17,776,505            18
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           2              6,368,329             6
TEMPORARY                                Non-rated                     Non-rated           1              3,521,424             4
INVESTMENTS):
TOTAL                                                                                     41            $97,160,892           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND (NOM)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 1,225,000     Missouri Environmental Improvement and Energy
                         Resource Authority, Water Pollution Control
                         (Kansas City Project), 7.750%, 1/01/08                          1/05 at 102            Aa1    $ 1,501,887
      1,000,000     Missouri Environmental Improvement and Energy
                         Resource Authority, Water Pollution Control (City
                         of Branson Project), 6.050%, 7/01/16                            7/04 at 102            Aaa      1,056,380
                    Missouri Health and Educational Facilities Authority
                         (SSM Health Care Obligated Group):
      1,000,000          6.250%, 6/01/07                                                 6/02 at 102            Aaa      1,090,460
      1,290,000          7.000%, 6/01/15                                                 6/00 at 102            Aaa      1,563,493
      2,000,000     Missouri Health and Educational Facilities Authority
                         (St. Luke's Health System), 5.125%, 11/15/19                   11/03 at 102            Aaa      1,912,280
                    Missouri Health and Educational Facilities Authority
                         (Barnes Jewish Christian):
      1,000,000          5.150%, 5/15/10                                                No Opt. Call             Aa        981,490
      1,000,000          6.750%, 5/15/12                                                No Opt. Call             Aa      1,113,860
        600,000     Missouri Housing Development Commission,
                         6.600%, 11/15/10                                            5/96 at 101 1/2            AA+        610,902
                    Missouri Housing Development Commission, Single
                         Family Mortgage, Alternative Minimum Tax:
      2,270,000          7.375%, 8/01/23                                                 2/01 at 102            AAA      2,412,011
      2,000,000          7.250%, 9/01/26                                                 3/06 at 105            AAA      2,210,620
      1,000,000     Missouri Regional Convention and Sports Complex
                         Authority, 5.500%, 8/15/13                                      8/03 at 102             A1        992,650
      1,400,000     Boone County Hospital, 5.500%, 8/01/09                               8/02 at 102              A      1,408,988
        885,000     Clayton Industrial Development Authority (Park
                         Place Project), 5.375%, 5/01/08                                 5/98 at 103             AA        906,877
      1,000,000     Franklin County Union Reorganized School District
                         No. R-X1, General Obligation, 5.750%, 3/01/13                   3/03 at 100            Aaa      1,028,230
      2,785,000     Greene County, Single Family Mortgage,
                         0.000%, 3/01/16                                                No Opt. Call            Aaa        895,600
      1,500,000     Jackson County Consolidated School District No. 2,
                         General Obligation, 5.250%, 3/15/11                             3/03 at 102            Aaa      1,509,195
      1,550,000     Jackson County, Single Family Mortgage,
                         0.000%, 3/01/15                                                 No Opt Call            Aaa        544,515
      1,500,000     Kansas City Airport, Alternative Minimum Tax,
                         6.900%, 9/01/11                                                 9/04 at 101            Aaa      1,669,545
      1,000,000     Kansas City Land Clearance Redevelopment
                         Authority, 5.900%, 12/01/18                                    12/05 at 102            Aaa      1,034,250
      2,000,000     Kansas City School District Building Corporation,
                         5.000%, 2/01/14                                                 2/04 at 102            Aaa      1,929,280
      2,020,000     Ritenour Consolidated School District, General
                         Obligation, 7.375%, 2/01/12                                    No Opt. Call            Aaa      2,518,152
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 1,500,000     St. Charles County, Francis Howell School District,
                         General Obligation, 7.800%, 3/01/08                            No Opt. Call            Aaa    $ 1,890,495
      1,400,000     St. Louis County General Obligation, 5.500%, 2/01/13                 2/03 at 100            Aa1      1,418,494
      1,500,000     St. Louis County (GNMA), Alternative Minimum
                         Tax, 5.650%, 7/01/20                                           No Opt. Call            AAA      1,521,930
      2,000,000     St. Louis County, Pattonville School District No. R3,
                         General Obligation, 5.000%, 2/01/10                             2/03 at 100            Aaa      1,976,880
      1,395,000     St. Louis Board of Education, General Obligation,
                         8.500%, 4/01/07                                                No Opt. Call            Aaa      1,827,701
      1,275,000     St. Louis Municipal Finance Corporation,
                         6.250%, 2/15/12                                                 2/03 at 102            Aaa      1,374,119
      1,000,000     Sikeston Electric System, 6.250%, 6/01/12                            6/02 at 102            Aaa      1,073,070
      1,000,000     Springfield School District No. R-12, General
                         Obligation, 5.250%, 3/01/11                                     3/03 at 100            Aaa      1,005,000
        625,000     Stone County, School District No. R4 (Reeds Spring),
                         General Obligation, 7.600%, 3/01/10                            No Opt. Call            Aaa        787,325
      1,250,000     University City Industrial Development Authority,
                         GNMA (Canterbury Apartments),
                         5.900%, 12/20/20 (DD)                                          12/05 at 102            AAA      1,260,688
      1,075,000     University Development Foundation Power Plant,
                         5.750%, 5/01/18                                                 5/03 at 102              A      1,051,758
        700,000     Puerto Rico Electric Power Authority,
                         6.000%, 7/01/14                                                 7/04 at 102            Aaa        733,201
    $44,745,000     Total Investments - (cost $42,495,948) - 98.4%                                                      44,811,326
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.9%
    $   400,000     Missouri Health and Educational Facilities Authority
    ===========
                         (St. Louis University), Series 1985, Variable Rate
                         Demand Bonds, 3.900%, 12/01/05t                                                     VMIG-1        400,000
                    Other Assets Less Liabilities - 0.7%                                                                   346,957
                    Net Assets - 100%                                                                                  $45,558,283
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          24            $34,824,420            78%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           6              6,533,510            15
PORTFOLIO OF                                    A+                            A1           1                992,650             2
INVESTMENTS                                  A, A-                     A, A2, A3           2              2,460,746             5
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     33            $44,811,326           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(DD) Security purchased on a delayed delivery basis (note 1).
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN WASHINGTON PREMIUM INCOME MUNICIPAL FUND (NPW)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 2,000,000     Washington General Obligation, 6.000%, 5/01/19                       5/04 at 100             Aa    $ 2,076,800
      2,000,000     Washington Health Care Facilities Authority
                         (Children's Hospital and Medical Center),
                         6.125%, 10/01/13                                               10/02 at 102            Aaa      2,087,080
      2,400,000     Washington Health Care Facilities Authority
                         (Swedish Hospital Medical Center of Seattle),
                         6.300%, 11/15/22                                               11/02 at 102            Aaa      2,516,136
        650,000     Washington Health Care Facilities Authority
                         (Empire Health Services), 5.625%, 11/01/19                     11/03 at 102            Aaa        645,743
      1,000,000     Washington Health Care Facilities Authority
                         (The Heart Institute of Spokane), 5.800%, 8/15/18               8/04 at 102            AA-      1,000,290
      1,390,000     Washington Housing Development Corporation,
                         FHA-Insured, 5.950%, 1/01/25                                    7/03 at 103            Aaa      1,400,773
        980,000     Washington Housing Finance Commission (GNMA),
                         Alternative Minimum Tax, 7.700%, 7/01/32                        1/00 at 103            AAA      1,051,863
      1,610,000     Washington Housing Finance Commission, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.150%, 1/01/26                                                No Opt. Call            AAA      1,596,814
      1,000,000     Washington Public Power Supply System, Nuclear
                         Project No. 1, 5.700%, 7/01/17                                  7/03 at 102            Aaa      1,000,310
      1,000,000     Washington Public Power Supply System Nuclear
                         Project No. 3, 7.000%, 7/01/09                                 No Opt. Call             Aa      1,133,930
      1,400,000     Washington State University, 6.375%, 10/01/18                       10/04 at 101            Aaa      1,491,840
      1,050,000     Bellevue Water and Sewer System, 5.875%, 7/01/09                     7/04 at 100             Aa      1,092,998
      1,000,000     Benton County Public Utility District No. 1,
                         13.500%, 11/01/02 (Pre-refunded to 11/01/97)                   11/97 at 100            Aaa      1,173,360
      1,895,000     Chelan County Public Utility District No. 1
                         (Columbia River-Rock Island Hydroelectric System),
                         6.375%, 6/01/29                                                12/95 at 102             A1      1,923,273
      1,035,000     Covington Water District, 6.050%, 3/01/20                            3/05 at 100            Aaa      1,076,131
      1,000,000     King County School District No. 210 (Federal Way),
                         General Obligation, 5.750%, 12/01/12                           No Opt. Call            Aaa      1,044,870
      1,600,000     Klickitat County, Public Utility District No. 1,
                         5.650%, 10/01/15                                               10/05 at 101            Aaa      1,633,024
      1,000,000     Lewis County Public Utility District (Cowlitz Falls
                         Hydroelectric Project), 5.500%, 10/01/09                       10/03 at 102             Aa      1,054,700
      1,000,000     Pierce County (Peninsula School District No. 401),
                         General Obligation, 5.500%, 12/01/08                           No Opt. Call            Aaa      1,038,160
      1,000,000     Port of Seattle, 6.000%, 12/01/14                                   12/00 at 100            AA-      1,017,020
      1,500,000     Port of Seattle, Alternative Minimum Tax,
                         6.000%, 12/01/14                                               12/00 at 100            AA-      1,525,530
      1,000,000     Port of Vancouver, Limited Tax, Alternative
                         Minimum Tax, 6.000%, 12/01/04                                  No Opt. Call            Aaa      1,094,920
      1,160,000     Richland Water and Sewer System, 5.625%, 4/01/12                     4/03 at 100            Aaa      1,181,530
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Seattle Indian Services Commission:
    $ 1,525,000          6.000%, 11/01/16                                               11/04 at 100            Aa1    $ 1,597,255
        750,000          6.150%, 11/01/24                                               11/04 at 100            Aa1        788,010
      1,500,000     Seattle Drain and Wastewater Utility System,
                         5.750%, 12/01/22                                               12/02 at 101             Aa      1,502,370
        500,000     Seattle Municipal Light and Power, 5.750%, 8/01/12                   8/02 at 102             Aa        513,165
      1,000,000     Seattle Metropolitan Municipality Sewer System,
                         5.450%, 1/01/19                                                 1/03 at 102            Aaa        983,830
      1,500,000     Seattle Water System, 5.250%, 12/01/23                               6/03 at 101             Aa      1,451,940
      1,640,000     Skagit County Housing Authority (GNMA),
                         7.000%, 6/20/35                                                11/04 at 104            AAA      1,791,208
      1,385,000     Snohomish County Public Utility District No. 1,
                         Alternative Minimum Tax, 5.750%, 1/01/09                        1/04 at 102             A1      1,405,027
      1,500,000     Snohomish County School District No. 6 (Mukilteo
                         District), General Obligation, 5.700%, 12/01/12                No Opt. Call            Aaa      1,570,980
        500,000     Snohomish County School District No. 15, General
                         Obligation, 6.500%, 12/01/08                                   No Opt. Call            AA-        561,380
      1,500,000     Spokane Arena Project, 5.750%, 1/01/18                               1/05 at 100            Aaa      1,510,995
      1,940,000     Vancouver Housing Authority (Fishers Mill Project),
                         6.000%, 3/01/23                                                 3/03 at 100             Aa      1,932,045
      1,500,000     Western Washington University Housing and
                         Dining System, 6.375%, 10/01/22                                10/02 at 101            Aaa      1,582,845
      1,000,000     Yakima-Tieton Irrigation District, 6.125%, 6/01/13                   6/03 at 102            Aaa      1,058,290
    $47,410,000     Total Investments - (cost $47,566,507) - 98.3%                                                      49,106,435
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.2%
    $   100,000     Washington Health Care Facilities Authority (Sisters of
    ===========
                         Providence), Variable Rate Demand Bonds,
                         3.700%, 10/01/05t                                                                   VMIG-1        100,000
                    Other Assets Less Liabilities - 1.5%                                                                   741,527
                    Net Assets - 100%                                                                                  $49,947,962
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          21            $28,530,702            58%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          14             17,247,433            35
PORTFOLIO OF                                    A+                            A1           2              3,328,300             7
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     37            $49,106,435           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                          NTC            NMT            NOM            NPW
ASSETS
Investments in municipal securities, at market
   value (note 1)                                                    $106,958,215    $97,160,892    $44,811,326    $49,106,435
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                 --             600,000        400,000        100,000
Cash                                                                       89,038         86,541         45,847         50,508
Receivables:
   Interest                                                             1,907,638      1,902,243        718,261        930,460
   Investments sold                                                       --             --             998,840        --
Other assets                                                               20,670         22,278         14,129        --
                                                                     ------------    -----------    -----------    -----------
     Total assets                                                     108,975,561     99,771,954     46,988,403     50,187,403
                                                                     ------------    -----------    -----------    -----------
LIABILITIES
Payable for investments purchased                                         --             --           1,250,410        --
Accrued expenses:
   Management fees (note 6)                                                57,230         52,367         24,011         26,352
   Other                                                                   66,873         82,810         25,671         56,890
Preferred share dividends payable                                          22,030         23,147         12,518         12,356
Common share dividends payable                                            317,425        302,737        117,510        143,843
                                                                     ------------    -----------    -----------    -----------
     Total liabilities                                                    463,558        461,061      1,430,120        239,441
                                                                     ------------    -----------    -----------    -----------
Net assets (note 7)                                                  $108,512,003    $99,310,893    $45,558,283    $49,947,962
                                                                     ============    ===========    ===========    ===========
Preferred shares, at liquidation value                               $ 38,300,000    $34,000,000    $16,000,000    $17,000,000
                                                                     ============    ===========    ===========    ===========
Preferred shares outstanding                                                1,532          1,360            640            680
                                                                     ============    ===========    ===========    ===========
Common shares outstanding                                               5,119,761      4,586,928      2,136,537      2,320,051
                                                                     ============    ===========    ===========    ===========
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)                      $      13.71    $     14.24    $     13.83    $     14.20
                                                                     ============    ===========    ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended November 30, 1995
(Unaudited)
                                                                          NTC            NMT            NOM            NPW
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $2,976,700     $2,824,534     $1,237,864     $1,411,952
                                                                      ----------     ----------     ----------     ----------
Expenses:
   Management fees (note 6)                                               342,911       313,698        143,808        157,874
   Preferred shares--auction fees                                         48,006         42,616         20,055         21,308
   Preferred shares--dividend disbursing agent fees                        7,521          7,521          7,521          7,521
   Shareholders' servicing agent fees and expenses                         8,670          3,045          2,974          1,418
   Custodian's fees and expenses                                          21,006         17,454         20,537         15,998
   Trustees' fees and expenses (note 6)                                      897            632            737            620
   Professional fees                                                       9,504          8,438          7,160          8,375
   Shareholders' reports--printing and mailing expenses                   13,201          4,485         16,692          5,777
   Stock exchange listing fees                                            11,190          8,180            169          1,014
   Investor relations expense                                              2,173          2,583            560          1,562
   Other expenses                                                          6,313          7,711          5,282          6,717
                                                                      ----------     ----------     ----------     ----------
     Total expenses                                                      471,392        416,363        225,495        228,184
                                                                      ----------     ----------     ----------     ----------
       Net investment income                                           2,505,308      2,408,171      1,012,369      1,183,768
                                                                      ----------     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions (note 3)          (402,859)      (351,036)      (146,920)        49,751
Net change in unrealized appreciation or depreciation
   of investments                                                      3,000,750      2,518,735      1,107,379      1,091,886
                                                                      ----------     ----------     ----------     ----------
       Net gain from investments                                       2,597,891      2,167,699        960,459      1,141,637
                                                                      ----------     ----------     ----------     ----------
Net increase in net assets from operations                            $5,103,199     $4,575,870     $1,972,828     $2,325,405
                                                                      ==========     ==========     ==========     ==========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                             NTC                           NMT
                                                               6 months ended   Year ended    6 months ended   Year ended
                                                                  11/30/95        5/31/95        11/30/95        5/31/95
OPERATIONS
Net investment income                                           $  2,505,308   $  4,985,001     $ 2,408,171    $ 4,749,143
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                      (402,859)    (1,734,762)       (351,036)    (1,683,784)
Net change in unrealized appreciation or depreciation
   of investments                                                  3,000,750      5,546,402       2,518,735      5,569,783
                                                                ------------   ------------     -----------    -----------
     Net increase in net assets from operations                    5,103,199      8,796,641       4,575,870      8,635,142
                                                                ------------   ------------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                          (1,853,190)    (3,756,444)     (1,816,239)    (3,574,337)
     Preferred shareholders                                         (623,704)    (1,174,880)       (556,769)    (1,107,248)
                                                                ------------   ------------     -----------    -----------
Decrease in net assets from distributions to shareholders         (2,476,894)     (4,931,324)    (2,373,008)    (4,681,585)
                                                                ------------   ------------     -----------    -----------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net realized
   gains from investment transactions                                 35,126        390,670          37,383         38,944
                                                                ------------   ------------     -----------    -----------
   Net increase in net assets derived from capital
     share transactions                                               35,126        390,670          37,383         38,944
                                                                ------------   ------------     -----------    -----------
     Net increase in net assets                                    2,661,431      4,255,987       2,240,245      3,992,501
Net assets at beginning of period                                105,850,572    101,594,585      97,070,648     93,078,147
                                                                ------------   ------------     -----------    -----------
Net assets at end of period                                     $108,512,003   $105,850,572     $99,310,893    $97,070,648
                                                                ============   ============     ===========    ===========
Balance of undistributed net investment income at
   end of period                                                $    264,657   $    236,243     $   282,093    $   246,930
                                                                ============   ============     ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                              NOM                            NPW
                                                               6 months ended    Year ended    6 months ended   Year ended
                                                                  11/30/95         5/31/95        11/30/95        5/31/95
OPERATIONS
Net investment income                                            $ 1,012,369     $ 2,023,496     $ 1,183,768    $ 2,333,554
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                      (146,920)       (780,117)         49,751       (381,623)
Net change in unrealized appreciation or depreciation
   of investments                                                  1,107,379       2,955,027       1,091,886      2,157,234
                                                                 -----------     -----------     -----------    -----------
     Net increase in net assets from operations                    1,972,828       4,198,406       2,325,405      4,109,165
                                                                 -----------     -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                            (705,058)     (1,479,743)       (863,060)    (1,774,839)
     Preferred shareholders                                         (275,011)       (549,597)       (326,385)      (616,848)
                                                                 -----------     -----------     -----------    -----------
Decrease in net assets from distributions to shareholders           (980,069)     (2,029,340)     (1,189,445)    (2,391,687)
                                                                 -----------     -----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net realized
   gains from investment transactions                                --               53,910         --             --
                                                                 -----------     -----------     -----------    -----------
Net increase in net assets derived from capital
   share transactions                                                --               53,910         --             --
                                                                 -----------     -----------     -----------    -----------
     Net increase in net assets                                      992,759       2,222,976       1,135,960      1,717,478
Net assets at beginning of period                                 44,565,524      42,342,548      48,812,002     47,094,524
                                                                 -----------     -----------     -----------    -----------
Net assets at end of period                                      $45,558,283     $44,565,524     $49,947,962    $48,812,002
                                                                 ===========     ===========     ===========    ===========
Balance of undistributed net investment income at
   end of period                                                 $    89,595     $    57,295     $    64,453    $    70,130
                                                                 ===========     ===========     ===========    ===========
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At November 30, 1995, the state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Missouri Premium Income Municipal Fund (NOM) and Nuveen Washington Premium Income Municipal Fund (NPW). NTC and NMT are traded on the New York Stock Exchange while NOM and NPW are traded on the American Stock Exchange.

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At November 30, 1995, NOM had outstanding purchase commitments of $1,250,410. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share.
Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.
Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent.
The number of shares outstanding by Series at November 30, 1995, for each Fund is as follows:
                                                                          NTC            NMT            NOM            NPW
Number of shares:
   Series Th                                                             1,532          1,360           640            680
                                                                         =====          =====           ===            ===

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards No. 119 Disclosure about
Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended
November 30, 1995.

2. FUND SHARES
Transactions in Common shares were as follows:
                                                                                  NTC                           NMT
                                                                    6 months ended   Year ended   6 months ended   Year ended
                                                                       11/30/95        5/31/95       11/30/95        5/31/95
Common shares issued to shareholders due to
   reinvestment of distributions from net investment
   income and from net realized gains from investment
   transactions                                                          2,702         31,483          2,795          3,350
                                                                         -----         ------          -----          -----
Net increase                                                             2,702         31,483          2,795          3,350
                                                                         =====         ======          =====          =====
                                                                                  NOM                           NPW
                                                                    6 months ended   Year ended   6 months ended   Year ended
                                                                       11/30/95        5/31/95       11/30/95        5/31/95
Common shares issued to shareholders due to
   reinvestment of distributions from net investment
   income and from net realized gains from investment
   transactions                                                           --            4,393           --             --
                                                                         -----          -----          -----          -----
Net increase                                                              --            4,393           --             --
                                                                         =====          =====          =====          =====

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
November 30, 1995, were as follows:
                                                                          NTC            NMT            NOM            NPW
PURCHASES
Investments in municipal securities                                   $8,974,217     $7,497,575     $8,955,336     $4,746,922
Temporary municipal investments                                        2,800,000      3,700,000      6,600,000      4,900,000
SALES AND MATURITIES
Investments in municipal securities                                    8,535,710      7,897,098      8,954,958      4,513,000
Temporary municipal investments                                        2,800,000      3,250,000      6,200,000      5,100,000
                                                                      ==========     ==========     ==========      =========
At November 30, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At May 31, 1995, the Funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NTC            NMT            NOM            NPW
Expiration year:
   2002                                                               $    9,146     $   --         $   --          $  --
   2003                                                                1,272,842      1,247,263      1,427,894       580,800
                                                                      ----------     ----------     ----------      --------
Total                                                                 $1,281,988     $1,247,263     $1,427,894      $580,800
                                                                      ==========     ==========     ==========      ========

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On December 1, 1995, the Funds declared Common share dividend distributions from their ordinary income which were paid December 29, 1995, to shareholders of record on December 15, 1995, as follows:
                                                                          NTC            NMT            NOM            NPW
Dividend per share                                                      $.0620         $.0660         $.0550         $.0620
                                                                        ======         ======         ======         ======
5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 1995, were as follows:
                                                                          NTC            NMT            NOM            NPW
Gross unrealized:
   Appreciation                                                       $ 2,872,159    $4,033,329     $2,318,122     $1,586,998
   Depreciation                                                        (1,116,403)     (205,340)        (2,744)       (47,070)
                                                                      -----------    -----------    ----------     ----------
Net unrealized appreciation                                           $ 1,755,756    $3,827,989     $2,315,378     $1,539,928
                                                                      ===========    ==========     ==========     ==========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each
Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund.
Average daily net asset value                                       Management fee
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
   At November 30, 1995, net assets consisted of:
                                                                          NTC            NMT            NOM            NPW
Preferred shares, $25,000 stated value per share,
   at liquidation value                                              $ 38,300,000    $34,000,000    $16,000,000    $17,000,000
Common shares, $.01 par value per share                                    51,198         45,869         21,365         23,201
Paid-in surplus                                                        70,714,666     63,438,624     29,327,360     31,971,262
Balance of undistributed net investment income                            264,657        282,093         89,595         64,453
Accumulated net realized gain (loss) from
   investment transactions                                             (2,574,274)    (2,283,682)    (2,195,415)     (650,882)
Net unrealized appreciation or depreciation
   of investments                                                       1,755,756      3,827,989      2,315,378      1,539,928
                                                                     ------------    -----------    -----------    -----------
     Net assets                                                      $108,512,003    $99,310,893    $45,558,283    $49,947,962
                                                                     ============    ===========    ===========    ===========
Authorized shares:
   Common                                                               Unlimited      Unlimited      Unlimited      Unlimited
   Preferred                                                            Unlimited      Unlimited      Unlimited      Unlimited
                                                                     ============    ===========    ===========    ===========

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At November 30, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NTC            NMT            NOM            NPW
Revenue Bonds:
   Health Care Facilities                                                 18%            15%            15%            13%
   Electric Utilities                                                      3              3              4             18
   Water / Sewer Facilities                                                5             14              6             17
   Educational Facilities                                                 14             17              2              6
   Housing Facilities                                                     11             16             14             16
   Lease Rental Facilities                                                --             --             12              3
   Transportation                                                          8              5              4              7
   Pollution Control Facilities                                            7              5             --             --
   Other                                                                  10              4              2             --
General Obligation Bonds                                                  18             11             31             18
Escrowed Bonds                                                             6             10             10              2
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (53% for NTC, 35% for NMT, 65% for NOM, and
49% for NPW). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)
Selected data for a common share outstanding throughout each period is as follows:
                                                                                  Dividends from net
                                                      Operating performance                       investment income
                                                         Net
                                                  realized &
                     Net asset                    unrealized
                         value          Net      gain (loss)             To               To
                     beginning   investment             from         Common        Preferred
                     of period       income    investmentstt   shareholders    shareholderst
NTC
6 mos. ended
   11/30/95            $13.200       $ .489         $  .505         $(.362)          $(.122)
Year ended 5/31,
   1995                 12.450         .977            .739          (.736)           (.230)
   1994                 13.960         .768          (1.400)         (.605)           (.129)
5/20/93 to
   5/31/93              14.050         .002            .001             --               --
NMT
6 mos. ended
   11/30/95             13.760         .525            .472          (.396)           (.121)
Year ended 5/31,
   1995                 12.900        1.036            .846          (.780)           (.242)
   1994                 14.080         .872          (1.020)         (.738)           (.149)
3/18/93 to
   5/31/93              14.050         .054            .056             --               --

                                 Distributions from capital gains
                                                     Organization          Per
                                                              and       Common         Total
                                                   offering costs        share    investment
                               To               To  and Preferred    Net asset        market
                           Common        Preferred   underwriting    value end     value end
                     shareholders    shareholderst      discounts    of period     of period
NTC
6 mos. ended
   11/30/95                $  --            $  --          $  --       $13.710       $13.375
Year ended 5/31,
   1995                       --               --             --        13.200        12.625
   1994                       --               --          (.144)       12.450        13.125
5/20/93 to
   5/31/93                    --               --          (.093)       13.960        15.000
NMT
6 mos. ended
   11/30/95                   --               --             --        14.240        13.500
Year ended 5/31,
   1995                       --               --             --        13.760        13.375
   1994                       --               --          (.145)       12.900        12.500
3/18/93 to
   5/31/93                    --               --          (.080)       14.080        15.250
                                                                              Ratios/Supplemental data
                                                                                  Ratio of
                            Total                                                      net
                       investment          Total   Net assets       Ratio of    investment
                           return         return       end of       expenses        income   Portfolio
                        on market   on net asset   period (in     to average    to average    turnover
                          value**        value**   thousands)    net assets@   net assets@        rate
NTC
6 mos. ended
   11/30/95                 9.01%          6.76%     $108,512          .89%*        4.73%*          8%
Year ended 5/31,
   1995                     2.22          12.74       105,851          .92          4.99           18
   1994                    (8.73)         (6.74)      101,595          .95          3.95            9
5/20/93 to
   5/31/93                    --           (.64)       67,533         1.04*         1.17*          --
NMT
6 mos. ended
   11/30/95                 3.98           6.53        99,311          .86*         4.97*           8
Year ended 5/31,
   1995                    14.12          13.58        97,071          .94          5.20           29
   1994                   (13.64)         (3.38)       93,078          .97          4.26           33
3/18/93 to
   5/31/93                  1.67            .21        64,377          .93*         2.17*          --

See notes on page 38.

FINANCIAL HIGHLIGHTS
(Unaudited)
Selected data for a common share outstanding throughout each period is as follows:
                                                                                  Dividends from net
                                                 Operating performance             investment income
                                                    Net
                                             realized &
                Net asset                    unrealized
                    value            Net    gain (loss)             To             To
                beginning     investment           from         Common      Preferred
                of period         income  investmentstt   shareholders  shareholderst
NOM
6 mos. ended
   11/30/95       $13.370         $ .474       $  .445         $(.330)        $(.129)
Year ended 5/31,
   1995            12.350           .948         1.022          (.693)         (.257)
   1994            13.900           .759        (1.397)         (.594)         (.136)
5/20/93 to
   5/31/93         14.050           .001         (.001)            --             --
NPW
6 mos. ended
   11/30/95        13.710           .510          .493          (.372)         (.141)
Year ended 5/31,
   1995            12.970          1.006          .765          (.765)         (.266)
   1994            14.090           .906         (.923)         (.762)         (.155)
3/18/93 to
   5/31/93         14.050           .066          .088             --             --
                                       Distributions from capital gains
                                                           Organization                      Per
                                                                    and                   Common
                                                         offering costs                    share
                                To                  To    and Preferred    Net asset      market
                            Common           Preferred     underwriting    value end   value end
                      shareholders       shareholderst        discounts    of period   of period
NOM
6 mos. ended
   11/30/95              $   --              $   --             $   --       $13.830     $11.625
Year ended 5/31,
   1995                      --                  --                 --        13.370      12.000
   1994                      --                  --              (.182)       12.350      12.000
5/20/93 to
   5/31/93                   --                  --              (.150)       13.900      15.125
NPW
6 mos. ended
   11/30/95                  --                  --                 --        14.200      12.125
Year ended 5/31,
   1995                      --                  --                 --        13.710      11.625
   1994                   (.014)@@            (.003)@@           (.169)       12.970      12.375
3/18/93 to
   5/31/93                   --                  --              (.114)       14.090      15.750
                                                                                 Ratios/Supplemental data
                                                                                   Ratio of
                          Total                                                         net
                     investment          Total     Net assets      Ratio of      investment
                         return         return         end of      expenses          income     Portfolio
                      on market   on net asset     period (in    to average      to average      turnover
                        value**        value**     thousands)    net asset@     net assets@          rate
NOM
6 mos. ended
   11/30/95              (.38)%          6.05%        $45,558        1.02%*          4.56%*           21%
Year ended 5/31,
   1995                  6.13           14.74          44,566        1.08            4.86             34
   1994                (17.26)          (7.16)         42,343        1.05            3.92             39
5/20/93 to
   5/31/93                .83           (1.07)         29,296        1.34*            .69*            --
NPW
6 mos. ended
   11/30/95              7.60            6.44          49,948         .94*           4.86*             9
Year ended 5/31,
   1995                   .41           12.36          48,812        1.04            5.04             16
   1994                (16.88)          (2.73)         47,095        1.08            4.42             29
3/18/93 to
   5/31/93               5.00             .28          32,653        1.02*           2.63*            --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
t The amounts shown are based on Common share equivalents.
tt Net of taxes, if applicable.
@ Ratios do not reflect the effect of dividend payments to Preferred shareholders.
@@ The amounts shown reflect distributions in excess of net realized gains from investment transactions (note 1).

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

ETF3-JAN 96